DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Details) - Cash flow hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges
Beginning Balance	£ (477)	£ (1,561)
Effective portion of changes in fair value:	(452)	(147)
Income statement transfers:	485	1,231
Ending Balance	(444)	(477)
Interest rate risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(766)	447
Income statement transfers:	484	464
– Foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	405	(377)
Income statement transfers:	(216)	392
Equity risk:
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	9	20
Income statement transfers:	(11)	(13)
– Interest rate/foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(171)	(237)
Income statement transfers:	231	388
– Inflation risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	71	0
Income statement transfers:	£ (3)	£ 0